Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	16.40
Maximum Aggregate Offering Price	$ 9,840,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,358.90
Offering Note	Represents the shares of common stock (the "common stock") of Eloxx Pharmaceuticals, Inc. (the "Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. The proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average high and low prices reported for the Registrant's common stock on September 10, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Pre-Funded Warrants
Amount Registered | shares	4,358,919
Proposed Maximum Offering Price per Unit	16.40
Maximum Aggregate Offering Price	$ 71,486,271.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,872.25
Offering Note	See Offering Note 1. Each Pre-Funded Warrant is exercisable for one share of Common Stock. Accordingly, the proposed maximum aggregate offering price of the shares of Common Stock underlying the Pre-Funded Warrants is $71,486,271.60.